Stock-Based Compensation and Stock Options, Awards and Units - Schedule of Stock Based Compensation Expense (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Costs and Expenses
Total stock-based compensation expense	$ 134,000	$ 105,000	$ 338,000	$ 384,000	$ 473,000	$ 533,000
Impact on basic and diluted net loss per common share					$ 0	$ 0
Research and development [Member]
Costs and Expenses
Total stock-based compensation expense	41,000	8,000	98,000	85,000	102,000	160,000
General and administrative [Member]
Costs and Expenses
Total stock-based compensation expense	$ 93,000	$ 97,000	$ 240,000	$ 299,000	$ 371,000	$ 373,000